Employee Plans (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Assumptions on Stock Options

The fair value of stock option awards was estimated using the Black-Scholes option pricing model with the following assumptions and weighted-average fair values as follows:

Year Ended December 31	2013	2012	2011
Weighted-average fair value of grant	$8.79	$9.73	$20.10
Risk-free interest rate	.54%	.54%	1.71%
Expected volatility	50.19%	71.29%	71.31%
Expected life of options in years	3.69	3.65	3.62
Expected dividend yield	–	–	–

Summary of Stock Option Activity

A summary of stock option activity for the year ended December 31, 2013 follows (shares in thousands):

Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value ($ in millions)
Outstanding at December 31, 2012	2,766	$35.50
Granted	777	23.71
Exercised	(554)	9.78
Forfeited and expired	(291)	78.07
Outstanding at December 31, 2013	2,698	32.74	2.56	$20.0
Expected to vest at December 31, 2013	1,358	24.39	3.54	$13.4
Exercisable at December 31, 2013	1,313	41.58	1.52	$6.3

Summary of Restricted Stock Unit Activity

A summary of restricted stock unit activity for the year ended December 31, 2013 follows (shares in thousands):

	Restricted Stock Units	Weighted-Average Grant-Date Fair Value
Outstanding at December 31, 2012	361	$25.12
Granted	223	23.79
Vested	(156)	28.62
Forfeited and expired	(27)	27.05
Outstanding at December 31, 2013	401	23.45

Schedule of Accumulated Benefit Obligation in Excess of Plan Assets

Information for defined benefit retirement plans with an accumulated benefit obligation in excess of plan assets at December 31, 2013 and 2012 follows:

December 31 (millions)	2013	2012
Accumulated benefit obligation	$7,210.4	$7,645.6

Fair value of plan assets	5,646.7	5,247.8

Schedule of Projected Benefit Obligation in Excess of Plan Assets

Information for defined benefit retirement plans with a projected benefit obligation in excess of plan assets at December 31, 2013 and 2012 follows:

December 31 (millions)	2013	2012
Projected benefit obligation	$7,217.4	$8,167.4

Fair value of plan assets	5,646.7	5,758.7

Company's Investment Policy Targets and Ranges for Each Asset Category

The company’s investment policy targets and ranges for each asset category are as follows:

	U.S.		Int’l.
Asset Category	Target	Range	Target	Range

Equity securities	58%	52-64%	38%	32-44%

Debt securities	36%	33-39%	55%	48-61%

Real estate	6%	3-9%	1%	0-3%

Cash	0%	0-5%	1%	0-5%

Other	0%	0%	5%	0-10%

Assumed Health Care Cost Trend Rates

In 2014, the company expects to contribute approximately $19 million to its postretirement benefit plan.

Assumed health care cost trend rates at December 31	2013	2012

Health care cost trend rate assumed for next year	6.6%	6.6%

Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.8%	4.8%

Year that the rate reaches the ultimate trend rate	2023	2023

Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates

A one-percentage-point change in assumed health care cost trend rates would have the following effects (in millions of dollars):

	1-Percentage- Point Increase	1-Percentage- Point Decrease

Effect on service and interest cost	$.2	$(.2)

Effect on postretirement benefit obligation	5.5	(4.1)

Schedule of Plans' Assets (Liabilities) at Fair Value

The following table sets forth by level, within the fair value hierarchy, the plans’ assets (liabilities) at fair value at December 31, 2013.

	U.S. Plans				International Plans
December 31, 2013 (millions)	Fair Value	Level 1	Level 2	Level 3	Fair Value	Level 1	Level 2	Level 3
Pension plans
Equity Securities
Common Stocks	$1,916.2	$1,916.2			$1.8	$1.8
Commingled Funds	494.3		$494.3		1,046.7		$1,046.7
Debt Securities
U.S. and UK Govt. Securities	148.8	148.8
Other Fixed Income	978.1		978.1		268.9		268.9
Insurance Contracts	79.5			$79.5	151.3			$151.3
Commingled Funds					983.7		983.7
Real Estate
Real Estate Investment Trusts	145.7	145.7			1.3	1.3
Real Estate	34.7			34.7	42.8			42.8
Other
Derivatives	(4.2)	(4.5)	.3		19.1		19.1
Private Equity	16.5			16.5
Commingled Funds	93.3		93.3		141.0		90.8	50.2
Pooled Funds	236.1		236.1		3.2		3.2
Cash	5.7	5.7			22.1	22.1
Receivables	45.5	45.5
Payables	(142.2)	(142.2)			(.1)	(.1)
Total	$4,048.0	$2,115.2	$1,802.1	$130.7	$2,681.8	$25.1	$2,412.4	$244.3
Other postretirement plans
Insurance Contracts	$7.5			$7.5
Exchange Traded Fund – Bond	1.3	$1.3
Pooled Funds	.4		$.4
Total	$9.2	$1.3	$.4	$7.5

The following table sets forth by level, within the fair value hierarchy, the plans’ assets (liabilities) at fair value at December 31, 2012.

	U.S. Plans				International Plans
December 31, 2012 (millions)	Fair Value	Level 1	Level 2	Level 3	Fair Value	Level 1	Level 2	Level 3
Pension plans
Equity Securities
Common Stocks	$1,760.8	$1,760.8			$1.9	$1.9
Commingled Funds	426.1		$426.1		885.8		$885.8
Debt Securities
U.S. and UK Govt. Securities	145.9	145.9
Other Fixed Income	983.9		983.9		264.0		264.0
Insurance Contracts	90.9			$90.9	146.7			$146.7
Commingled Funds					886.8		886.8
Real Estate
Real Estate Investment Trusts	134.4	134.4			.9	.9
Real Estate	34.8			34.8	31.1			31.1
Other
Derivatives	(5.2)	(3.5)	(1.7)		35.4		35.4
Private Equity	20.8			20.8
Commingled Funds	91.3		91.3		130.2		72.1	58.1
Pooled Funds	190.2		190.2		1.7		1.7
Cash	4.8	4.8			14.7	14.7
Receivables	47.9	47.9
Payables	(139.9)	(139.9)
Total	$3,786.7	$1,950.4	$1,689.8	$146.5	$2,399.2	$17.5	$2,145.8	$235.9
Other postretirement plans
Insurance Contracts	$7.9			$7.9
Exchange Traded Fund – Bond	1.4	$1.4
Pooled Funds	.4		$.4
Total	$9.7	$1.4	$.4	$7.9

Summary of Changes in the Fair Value of the Plans' Level 3 Assets

The following table sets forth a summary of changes in the fair value of the plans’ Level 3 assets for the year ended December 31, 2013.

(millions)	January 1, 2013	Realized gains (losses)	Purchases or acquisitions	Sales or dispositions	Currency and unrealized gains (losses) relating to instruments still held at December 31, 2013	December 31, 2013
U.S. plans
Pension plan
Real Estate	$34.8	$.5		$(2.4)	$1.8	$34.7
Private Equity	20.8	(17.5)		(5.8)	19.0	16.5
Insurance Contracts	90.9			(6.7)	(4.7)	79.5
Total	$146.5	$(17.0)		$(14.9)	$16.1	$130.7

Other postretirement plans
Insurance Contracts	$7.9	$(.2)	$.2	$(.4)		$7.5

International pension plans
Insurance Contracts	$146.7		$6.6	$(12.7)	$10.7	$151.3
Real Estate	31.1		9.5		2.2	42.8
Commingled Funds	58.1	$.4		(12.3)	4.0	50.2

Total	$235.9	$.4	$16.1	$(25.0)	$16.9	$244.3

The following table sets forth a summary of changes in the fair value of the plans’ Level 3 assets for the year ended December 31, 2012.

(millions)	January 1, 2012	Realized gains (losses)	Purchases or acquisitions	Sales or dispositions	Currency and unrealized gains (losses) relating to instruments still held at December 31, 2012	December 31, 2012
U.S. plans
Pension plan
Real Estate	$33.7	$.3		$(1.2)	$2.0	$34.8
Private Equity	45.6	7.3	$.3	(26.7)	(5.7)	20.8
Insurance Contracts	79.6	–	7.6	–	3.7	90.9

Total	$158.9	$7.6	$7.9	$(27.9)	$–	$146.5

Other postretirement plans
Insurance Contracts	$7.5	$.4	$.3	$(.3)		$7.9

International pension plans
Insurance Contracts	$145.5		$5.5	$(12.1)	$7.8	$146.7
Real Estate	29.0		.4	–	1.7	31.1
Commingled Funds	10.5		41.7	(.2)	6.1	58.1

Total	$185.0		$47.6	$(12.3)	$15.6	$235.9

Pension Plans
Funded Status of the Plan and Amounts Recognized in Consolidated Balance Sheet

Retirement plans’ funded status and amounts recognized in the company’s consolidated balance sheets at December 31, 2013 and 2012 follow:

	U.S. Plans		International Plans
December 31 (millions)	2013	2012	2013	2012

Change in projected benefit obligation

Benefit obligation at beginning of year	$5,646.8	$5,154.8	$2,945.4	$2,560.1

Service cost	–	–	10.4	8.6

Interest cost	220.4	252.9	106.6	113.1

Plan participants’ contributions	–	–	3.1	3.0

Plan amendment	–	–	(6.3)	(13.2)

Plan curtailment	–	–	–	(5.7)

Actuarial (gain) loss	(355.9)	585.2	(19.3)	279.8

Benefits paid	(352.5)	(346.1)	(100.8)	(100.2)

Foreign currency translation adjustments	–	–	120.1	99.9

Benefit obligation at end of year	$5,158.8	$5,646.8	$3,059.2	$2,945.4

Change in plan assets

Fair value of plan assets at beginning of year	$3,786.7	$3,558.7	$2,399.2	$2,115.8

Actual return on plan assets	572.6	455.7	166.3	211.4

Employer contribution	41.2	118.4	106.0	83.1

Plan participants’ contributions	–	–	3.1	3.0

Benefits paid	(352.5)	(346.1)	(100.8)	(100.2)

Foreign currency translation adjustments	–	–	108.0	86.1

Fair value of plan assets at end of year	$4,048.0	$3,786.7	$2,681.8	$2,399.2

Funded status at end of year	$(1,110.8)	$(1,860.1)	$(377.4)	$(546.2)

Amounts recognized in the consolidated balance sheets consist of:

Prepaid postretirement assets	$–	$–	$82.6	$2.5

Other accrued liabilities	(6.9)	(7.3)	(.2)	(.2)

Long-term postretirement liabilities	(1,103.9)	(1,852.8)	(459.8)	(548.5)

Total funded status	$(1,110.8)	$(1,860.1)	$(377.4)	$(546.2)

Accumulated other comprehensive loss, net of tax

Net loss	$2,425.9	$3,201.9	$817.7	$856.9

Prior service cost (credit)	$1.4	$2.1	$(16.0)	$(11.9)

Accumulated benefit obligation	$5,158.8	$5,646.8	$3,051.5	$2,934.2

Components of Net Periodic Benefit (Income) Cost

Net periodic pension cost for 2013, 2012 and 2011 includes the following components:

	U.S. Plans			International Plans
Year ended December 31 (millions)	2013	2012	2011	2013	2012	2011

Service cost	$–	$–	$–	$10.4	$8.6	$10.7

Interest cost	220.4	252.9	264.0	106.6	113.1	126.4

Expected return on plan assets	(291.5)	(285.7)	(337.4)	(141.9)	(136.1)	(135.3)

Amortization of prior service cost	.7	.7	.7	(2.1)	(.5)	(.1)

Recognized net actuarial loss	139.0	124.0	78.5	51.9	36.9	26.8

Curtailment gain	–	–	–	–	(5.7)	–
Net periodic pension cost	$68.6	$91.9	$5.8	$24.9	$16.3	$28.5

Expected Future Benefit Payments

As of December 31, 2013, the following benefit payments, which reflect expected future service where applicable, are expected to be paid from the defined benefit pension plans:

Year ending December 31 (millions)	U.S.	Int’l.

2014	$360.8	$111.6

2015	362.2	110.4

2016	363.7	114.1

2017	365.5	118.0

2018	366.2	121.6

2019 - 2023	1,833.7	660.5

Pension Plans | Net Periodic Pension Cost
Schedule of Weighted-Average Assumptions
Weighted-average assumptions used to determine net periodic pension cost for the years ended December 31 were as follows:

Discount rate	4.01%	4.96%	5.68%	3.92%	4.65%	5.32%

Rate of compensation increase	N/A	N/A	N/A	2.06%	2.66%	2.93%

Expected long-term rate of return on assets	8.00%	8.00%	8.75%	6.40%	6.59%	6.57%

Pension Plans | Benefit Obligation
Schedule of Weighted-Average Assumptions
Weighted-average assumptions used to determine benefit obligations at December 31 were as follows:

Discount rate	5.02%	4.01%	4.96%	4.15%	3.92%	4.65%

Rate of compensation increase	N/A	N/A	N/A	2.08%	2.06%	2.66%

Other Postretirement Benefit Plans
Funded Status of the Plan and Amounts Recognized in Consolidated Balance Sheet

Other postretirement benefits A reconciliation of the benefit obligation, fair value of the plan assets and the funded status of the postretirement benefit plan at December 31, 2013 and 2012, follows:

December 31 (millions)	2013	2012

Change in accumulated benefit obligation

Benefit obligation at beginning of year	$180.5	$177.6

Service cost	.6	.5

Interest cost	7.9	8.7

Plan participants’ contributions	4.9	5.3

Actuarial loss (gain)	(11.5)	10.0

Federal drug subsidy	1.8	2.9

Benefits paid	(23.2)	(25.7)

Foreign currency translation and other adjustments	(1.3)	1.2

Benefit obligation at end of year	$159.7	$180.5

Change in plan assets

Fair value of plan assets at beginning of year	$9.7	$9.3

Actual return on plan assets	(.2)	.4

Employer contributions	18.0	20.4

Plan participants’ contributions	4.9	5.3

Benefits paid	(23.2)	(25.7)

Fair value of plan assets at end of year	$9.2	$9.7

Funded status at end of year	$(150.5)	$(170.8)

Amounts recognized in the consolidated balance sheets consist of:

Prepaid postretirement assets	$1.1	$.8

Other accrued liabilities	(18.0)	(19.3)

Long-term postretirement liabilities	(133.6)	(152.3)

Total funded status	$(150.5)	$(170.8)

Accumulated other comprehensive loss, net of tax

Net loss	$36.7	$52.2
Prior service cost	3.0	4.8

Components of Net Periodic Benefit (Income) Cost

Net periodic postretirement benefit cost for 2013, 2012 and 2011, follows:

Year ended December 31 (millions)	2013	2012	2011

Service cost	$.6	$.5	$.4

Interest cost	7.9	8.7	10.0

Expected return on assets	(.5)	(.5)	(.5)

Amortization of prior service cost	1.8	1.8	1.8

Recognized net actuarial loss	4.5	3.2	4.2

Net periodic benefit cost	$14.3	$13.7	$15.9

Expected Future Benefit Payments

As of December 31, 2013, the following benefits are expected to be paid to or from the company’s postretirement plan:

Year ending December 31 (millions)	Gross Medicare Part D Receipts	Gross Expected Payments

2014	$1.9	$22.9

2015	1.8	20.8

2016	1.7	20.0

2017	1.5	19.1

2018	1.4	18.1

2019 - 2023	3.5	57.5

Other Postretirement Benefit Plans | Net Periodic Postretirement Benefit Cost
Schedule of Weighted-Average Assumptions
Weighted-average assumptions used to determine net periodic postretirement benefit cost for the years ended December 31 were as follows:

Discount rate	5.15%	5.84%	6.42%

Expected return on plan assets	6.75%	6.75%	6.75%

Other Postretirement Benefit Plans | Benefit Obligation
Schedule of Weighted-Average Assumptions
Weighted-average assumptions used to determine benefit obligation at December 31 were as follows:
Discount rate	5.86%	5.15%	5.84%